Post balance sheet events	12 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	38. Post balance sheet events In the period between 1 April 2023 and 17 May 2023, there have been no significant post balance sheet events.